SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Restricted stock units	2,095,224	878,061
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Restricted stock units	770,995	542,454
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Restricted stock units	685,373	24,075